1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Accounts Receivable - Trade and Harmonized Sales Tax: Schedule of Accounts, Notes, Loans and Financing Receivable (Tables)
12 Months Ended
Mar. 31, 2018
Tables/Schedules
Schedule of Accounts, Notes, Loans and Financing Receivable

	March 31, 2018	March 31, 2017
Accounts receivable trade	$ 585,835	$ 865,018
Accounts receivable - Harmonized sales tax	5,387	202,107
Allowance for doubtful accounts	(46,363)	(47,035)
	$ 544,859	$ 1,020,091